UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Item 1.    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 155.3%
Equity Investments(1) — 155.3%
Midstream MLP — 134.7%
Arc Logistics Partners LP	454	$6,694
Buckeye Partners, L.P.	124	8,697
Crestwood Equity Partners LP	160	3,337
DCP Midstream Partners, LP	318	10,420
Enbridge Energy Partners, L.P.	196	4,559
Energy Transfer Partners, L.P.	897	35,814
EnLink Midstream Partners, LP	309	5,455
Enterprise Products Partners L.P.	851	22,465
EQT Midstream Partners, LP	84	6,564
Global Partners LP	272	4,129
Magellan Midstream Partners, L.P.	62	4,389
Midcoast Energy Partners, L.P.	390	2,694
MPLX LP	373	12,365
NGL Energy Partners LP	50	907
ONEOK Partners, L.P.(2)	662	25,637
PBF Logistics LP	189	3,843
Phillips 66 Partners LP	59	2,894
Plains All American Pipeline, L.P.(2)(3)	356	9,976
Shell Midstream Partners, L.P.	192	5,850
Spectra Energy Partners, LP	91	4,148
Sprague Resources LP	102	2,485
Sunoco LP	124	3,701
Sunoco Logistics Partners L.P.	554	16,403
Tallgrass Energy Partners, LP	226	10,401
Tesoro Logistics LP	153	7,338
Western Gas Partners, LP	344	17,300
Western Gas Partners, LP — Convertible Preferred Units(4)(5)(6)	134	7,170
Williams Partners L.P.	836	31,866

		277,501

Midstream Company — 9.4%
SemGroup Corporation	57	1,783
Targa Resources Corp.	402	17,530

		19,313

General Partner MLP — 7.0%
Energy Transfer Equity, L.P.	91	1,634
NuStar GP Holdings, LLC	96	2,327
Plains GP Holdings, L.P. — Plains AAP, L.P.(2)(3)(6)(7)	918	10,447

		14,408

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP — 4.2%
Capital Product Partners L.P. — Class B Units(4)(6)(8)	606	$4,406
Golar LNG Partners LP	220	4,272

		8,678

Total Long-Term Investments — 155.3% (Cost — $291,202)		319,900

Debt		(72,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(25,000)
Deferred Income Tax Liability		(33,930)
Income Tax Receivable		16,386
Other Assets in Excess of Other Liabilities		620

Net Assets Applicable to Common Stockholders		$205,976

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	The Company believes that it is an affiliate of Plains All American Pipeline, L.P. (“PAA”) and Plains GP Holdings, L.P. (“Plains GP”). The Company does not believe that it is an affiliate of ONEOK Partners, L.P.

(3)	On July 11, 2016, PAA announced it had entered into a definitive agreement with Plains AAP, L.P. (“PAA GP”) to permanently eliminate PAA’s incentive distribution rights and the economic rights associated with PAA’s 2% general partner interest in exchange for newly issued PAA common units and the assumption of all of PAA GP’s outstanding debt.

(4)	Fair valued security.

(5)	On April 15, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“Convertible Preferred Units”) from Western Gas Partners, LP (“WES”). The Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.68 per unit. The Convertible Preferred Units have a one-year lock-up through March 14, 2017, and holders of the Convertible Preferred Units may convert on a one-for-one basis into common units of WES any time after March 14, 2018.

(6)	The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2016, the aggregate value of restricted securities held by the Company was $22,023 (6.5% of total assets).

(7)	The Company holds an interest in PAA GP, which controls the general partner of PAA. Plains GP (which trades on the NYSE under the ticker “PAGP”) also holds an equity interest in PAA GP. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP on a one-for-one basis at the Company’s option.

(8)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2016, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments

Plains GP Holdings, L.P.(1)
Partnership Interests	(2)	(3)	918	$2,687	$10,447	$11.38	5.1%	3.1%

Level 3 Investments(4)

Capital Product Partners L.P.
Class B Units	(2)	(5)	606	$3,705	$4,406	$7.27	2.1%	1.3%
Western Gas Partners, LP
Convertible Preferred Units	4/15/16	(5)	134	4,214	7,170	53.36	3.5	2.1

Total				$7,919	$11,576		5.6%	3.4%

Total of all restricted securities				$10,606	$22,023		10.7%	6.5%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates during prior fiscal years.

(3)	The Company’s investment in PAA GP is exchangeable into shares of Plains GP on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

At August 31, 2016, the cost basis of investments for federal income tax purposes was $229,665. At August 31, 2016, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,979
Gross unrealized depreciation	(6,744)

Net unrealized appreciation	$90,235

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2016, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$319,900	$297,877	$10,447	(1)	$11,576

(1)	The Company’s investment in Plains AAP, L.P. (“PAA GP”) is exchangeable into shares of Plains GP Holdings, L.P. (“Plains GP”) on a one-for-one basis at the Company’s option. Plains GP trades on the NYSE under the ticker “PAGP”. The Company values its investment in PAA GP on an “as exchanged” basis based on the public market value of Plains GP and categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2016. For the nine months ended August 31, 2016, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2016.

Equity Investments
Balance — November 30, 2015	$4,699
Purchases	14,214
Transfers out to Level 1 and 2	(10,372)
Realized gains (losses)	—
Unrealized gains (losses), net	(3,035)

Balance — August 31, 2016	$11,576

The purchases of $14,214 relate to the Company’s investments in Sunoco LP (“SUN”) common units (December 2015) and Western Gas Partners, LP convertible preferred units (April 2016).

The transfers out of $10,372 relate to the Company’s investments in SUN that became marketable during the second quarter and Natural Resource Partners L.P. that became marketable during the second quarter when the remaining 20,481 common units were released from escrow. The Company utilizes the beginning of reporting period method for determining transfers between levels.

The $3,035 of unrealized gains relate to investments that are still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

As of August 31, 2016 the Company did not have any derivative instruments outstanding.

The following table sets forth the effect of the Company’s derivative instruments:

		For the Nine Months Ended August 31, 2016
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$107	$—

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2016, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs (1)	91.3%
Largest single issuer	11.2%
Restricted securities	6.9%

(1)	Securities of MLPs consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 21, 2016 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2.    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule  30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 28, 2016

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 28, 2016